Condensed Statements of Cash Flows - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (102,064)	$ (5,224,839)	$ (3,085,357)	$ (3,800,392)
Adjustments to reconcile net loss to net cash used in operating activities:
Franchise tax fees				9,450
Bad debt expense		25,000
Accretion expense	359	2,084	2,084	2,778
Conversion of SPA		1,125,000
Amortization of debt discount		432,693	772,318	1,218,951
Penalty fees			1,322,933	1,322,933
Imputed interest	38,115		89,237	89,237
Write-off of SPA receivable			80,000	80,000
Stock-based compensation		896,947		6,202
Changes in operating assets and liabilities:
Prepaid expenses and other receivables	(211,452)	(114,290)	(25,206)	(13,846)
Accounts payable and accrued liabilities	16,119	315,045	418,938	582,543
Net cash used in operating activities	(258,923)	(2,542,360)	(425,053)	(502,144)
CASH FLOWS FROM INVESTING ACTIVITIES:
Other capital expenditures for unproved oil and gas properties	(300,000)	(249,520)
Drilling costs for exploratory well		(2,959,580)
Advances to operators		1,405,050
Net cash used in investing activities	(300,000)	(1,804,050)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock, net	637,800	452,160	60,543	60,543
Proceeds from notes payable – investors			4,420,000	4,820,000
Repayment of notes payable		(1,472,512)	(2,920,000)	(2,920,000)
Proceeds from issuance of common stock in IPO		6,000,000
Cash paid for debt issuance costs			(505,000)	(575,438)
Proceeds from exercise of warrants, net		1,812,635
Cash paid for deferred offering costs		(1,013,493)	(667,843)	(888,190)
Net cash provided by financing activities	637,800	5,778,790	387,700	496,915
Effect of foreign currency exchange
NET CHANGE IN CASH	78,877	1,432,380	(37,353)	(5,229)
Cash - Beginning of period		73,648	78,877	78,877
Cash - End of period	78,877	1,506,028	41,524	73,648
Supplemental disclosures of cash flow information:
Cash paid for interest
Cash paid for income taxes
Non-cash investing and financing activities:
Issuance of warrants (equity classified)			$ 994,901	1,108,974
Issuance of notes payable for oil and gas properties	3,700,000
Issuance of RSUs				30
Imputed interest - notes payable	76,230
Issuance of founders’ shares	545
Issuance of shares for oil and gas properties	$ 3,438,544
Issuance of RSUs		70	30
Issuance of common stock for warrants that can be exercised per the Resale S-1/A		$ 120
Issuance of pre-funded warrants		$ 4,000